Schedule of Investments(a)
May 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–52.53%
Advertising–0.05%
Omnicom Group, Inc.	637	$56,177
Trade Desk, Inc. (The), Class A(b)	446	31,256
		87,433
Aerospace & Defense–1.05%
General Dynamics Corp.	1,549	316,275
L3Harris Technologies, Inc.	809	142,319
Lockheed Martin Corp.	2,015	894,680
Northrop Grumman Corp.	841	366,247
Raytheon Technologies Corp.	1,728	159,218
		1,878,739
Agricultural & Farm Machinery–0.07%
Deere & Co.	384	132,856
Agricultural Products & Services–0.11%
Archer-Daniels-Midland Co.	2,861	202,130
Air Freight & Logistics–0.44%
C.H. Robinson Worldwide, Inc.	883	83,479
Expeditors International of Washington, Inc.	1,222	134,799
FedEx Corp.	869	189,424
United Parcel Service, Inc., Class B	2,269	378,923
		786,625
Alternative Carriers–0.03%
Liberty Global PLC, Class C (United Kingdom)(b)	3,540	60,251
Apparel Retail–0.16%
Ross Stores, Inc.	391	40,515
TJX Cos., Inc. (The)	3,201	245,805
		286,320
Apparel, Accessories & Luxury Goods–0.05%
lululemon athletica, inc.(b)	277	91,945
Application Software–1.01%
Adobe, Inc.(b)	591	246,914
ANSYS, Inc.(b)	123	39,802
Autodesk, Inc.(b)	1,212	241,661
Cadence Design Systems, Inc.(b)	2,778	641,468
Datadog, Inc., Class A(b)	508	48,214
Roper Technologies, Inc.	145	65,862
Synopsys, Inc.(b)	1,017	462,694
Workday, Inc., Class A(b)	174	36,886
Zoom Video Communications, Inc., Class A(b)	378	25,375
		1,808,876
Asset Management & Custody Banks–0.27%
Ameriprise Financial, Inc.	139	41,487
Bank of New York Mellon Corp. (The)	4,614	185,483
Blackstone, Inc., Class A	937	80,245
Franklin Resources, Inc.	923	22,161
Shares		Value
Asset Management & Custody Banks–(continued)
Northern Trust Corp.	372	$26,754
State Street Corp.	860	58,497
T. Rowe Price Group, Inc.	587	62,903
		477,530
Automobile Manufacturers–0.35%
Ford Motor Co.	17,481	209,772
General Motors Co.	12,927	418,964
		628,736
Automotive Parts & Equipment–0.02%
Aptiv PLC(b)	442	38,931
Automotive Retail–0.31%
AutoZone, Inc.(b)	116	276,873
CarMax, Inc.(b)	356	25,707
O’Reilly Automotive, Inc.(b)	279	252,024
		554,604
Biotechnology–1.48%
AbbVie, Inc.	3,308	456,372
Amgen, Inc.	1,982	437,328
Biogen, Inc.(b)	533	157,986
BioNTech SE, ADR (Germany)	2,437	256,080
Gilead Sciences, Inc.	6,409	493,108
Incyte Corp.(b)	532	32,745
Moderna, Inc.(b)	990	126,433
Regeneron Pharmaceuticals, Inc.(b)	422	310,406
Seagen, Inc.(b)	191	37,379
Vertex Pharmaceuticals, Inc.(b)	1,068	345,573
		2,653,410
Broadcasting–0.10%
Fox Corp., Class A	4,057	126,578
Paramount Global, Class B	3,893	59,213
		185,791
Broadline Retail–0.91%
Amazon.com, Inc.(b)	12,446	1,500,738
eBay, Inc.	1,533	65,214
MercadoLibre, Inc. (Brazil)(b)	53	65,667
		1,631,619
Building Products–0.15%
Carrier Global Corp.	2,269	92,802
Johnson Controls International PLC	1,503	89,729
Trane Technologies PLC	495	80,799
		263,330
Cable & Satellite–0.64%
Charter Communications, Inc., Class A(b)	440	143,506
Comcast Corp., Class A	24,450	962,107
Liberty Broadband Corp., Class C(b)	365	27,047
Sirius XM Holdings, Inc.	4,633	16,493
		1,149,153

See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Cargo Ground Transportation–0.10%
Old Dominion Freight Line, Inc.	579	$179,745
Commodity Chemicals–0.15%
Dow, Inc.	3,020	147,315
LyondellBasell Industries N.V., Class A	1,340	114,624
		261,939
Communications Equipment–0.58%
Cisco Systems, Inc.	13,631	677,052
Motorola Solutions, Inc.	1,290	363,677
		1,040,729
Computer & Electronics Retail–0.04%
Best Buy Co., Inc.	1,089	79,138
Construction Machinery & Heavy Transportation Equipment– 0.34%
Caterpillar, Inc.	1,282	263,771
Cummins, Inc.	773	158,009
PACCAR, Inc.	2,614	179,791
		601,571
Construction Materials–0.02%
Vulcan Materials Co.	204	39,882
Consumer Electronics–0.03%
Garmin Ltd.	459	47,346
Consumer Finance–0.43%
American Express Co.	1,429	226,582
Capital One Financial Corp.	2,907	302,939
Discover Financial Services	1,143	117,432
Synchrony Financial	3,871	119,846
		766,799
Consumer Staples Merchandise Retail–1.09%
Costco Wholesale Corp.	1,549	792,406
Dollar General Corp.	1,480	297,613
Dollar Tree, Inc.(b)	329	44,376
Walmart, Inc.	5,553	815,569
		1,949,964
Copper–0.08%
Freeport-McMoRan, Inc.	4,047	138,974
Data Center REITs–0.14%
Digital Realty Trust, Inc.	861	88,218
Equinix, Inc.	227	169,240
		257,458
Distillers & Vintners–0.14%
Brown-Forman Corp., Class B	889	54,914
Constellation Brands, Inc., Class A	788	191,460
		246,374
Distributors–0.09%
Genuine Parts Co.	1,030	153,398
Diversified Banks–0.06%
Fifth Third Bancorp	915	22,207
KeyCorp	2,550	23,817
PNC Financial Services Group, Inc. (The)	450	52,124
		98,148
Shares		Value
Diversified Support Services–0.12%
Cintas Corp.	247	$116,619
Copart, Inc.(b)	1,033	90,480
		207,099
Drug Retail–0.06%
Walgreens Boots Alliance, Inc.	3,630	110,243
Electric Utilities–1.34%
American Electric Power Co., Inc.	3,048	253,350
Avangrid, Inc.	516	19,365
Duke Energy Corp.	4,078	364,125
Edison International	1,869	126,195
Entergy Corp.	726	71,293
Eversource Energy	1,377	95,330
Exelon Corp.	3,284	130,210
FirstEnergy Corp.	2,785	104,131
NextEra Energy, Inc.	5,380	395,215
PG&E Corp.(b)	10,755	182,190
PPL Corp.	7,962	208,604
Southern Co. (The)	3,815	266,096
Xcel Energy, Inc.	2,775	181,180
		2,397,284
Electrical Components & Equipment–0.17%
AMETEK, Inc.	503	72,970
Eaton Corp. PLC	949	166,929
Emerson Electric Co.	891	69,213
		309,112
Electronic Components–0.13%
Amphenol Corp., Class A	2,518	189,983
Corning, Inc.	1,532	47,201
		237,184
Electronic Equipment & Instruments–0.06%
Keysight Technologies, Inc.(b)	645	104,361
Electronic Manufacturing Services–0.06%
TE Connectivity Ltd.	927	113,539
Environmental & Facilities Services–0.35%
Republic Services, Inc.	1,179	166,982
Waste Connections, Inc.	978	133,644
Waste Management, Inc.	2,058	333,231
		633,857
Fertilizers & Agricultural Chemicals–0.07%
Corteva, Inc.	2,488	133,083
Financial Exchanges & Data–0.33%
CME Group, Inc., Class A	870	155,512
Intercontinental Exchange, Inc.	916	97,050
Moody’s Corp.	208	65,911
MSCI, Inc.	116	54,581
Nasdaq, Inc.	1,533	84,852
S&P Global, Inc.	364	133,745
		591,651
Food Distributors–0.02%
Sysco Corp.	605	42,320
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Food Retail–0.13%
Kroger Co. (The)	5,242	$237,620
Gold–0.02%
Newmont Corp.	1,019	41,320
Health Care Distributors–0.25%
AmerisourceBergen Corp.	464	78,950
Cardinal Health, Inc.	843	69,379
McKesson Corp.	743	290,394
		438,723
Health Care Equipment–0.94%
Abbott Laboratories	6,772	690,744
Baxter International, Inc.	894	36,404
Becton, Dickinson and Co.	540	130,550
Boston Scientific Corp.(b)	2,453	126,280
DexCom, Inc.(b)	664	77,861
IDEXX Laboratories, Inc.(b)	91	42,294
Medtronic PLC	4,456	368,779
ResMed, Inc.	220	46,374
Stryker Corp.	342	94,248
Zimmer Biomet Holdings, Inc.	582	74,112
		1,687,646
Health Care Facilities–0.09%
HCA Healthcare, Inc.	606	160,099
Health Care REITs–0.05%
Healthpeak Properties, Inc.	1,464	29,222
Ventas, Inc.	501	21,613
Welltower, Inc.	615	45,885
		96,720
Health Care Services–0.65%
Cigna Group (The)	1,863	460,925
CVS Health Corp.	8,303	564,853
Laboratory Corp. of America Holdings	279	59,296
Quest Diagnostics, Inc.	597	79,192
		1,164,266
Home Improvement Retail–0.66%
Home Depot, Inc. (The)	2,803	794,510
Lowe’s Cos., Inc.(c)	1,874	376,918
		1,171,428
Homebuilding–0.19%
D.R. Horton, Inc.	1,488	158,978
Lennar Corp., Class A	1,660	177,819
		336,797
Hotels, Resorts & Cruise Lines–0.17%
Airbnb, Inc., Class A(b)	583	63,996
Booking Holdings, Inc.(b)	74	185,649
Expedia Group, Inc.(b)	595	56,947
		306,592
Household Products–0.97%
Church & Dwight Co., Inc.	490	45,301
Clorox Co. (The)	387	61,216
Colgate-Palmolive Co.	4,109	305,627
Kimberly-Clark Corp.	743	99,770
Shares		Value
Household Products–(continued)
Procter & Gamble Co. (The)	8,604	$1,226,070
		1,737,984
Human Resource & Employment Services–0.60%
Automatic Data Processing, Inc.	4,734	989,359
Paychex, Inc.	814	85,413
		1,074,772
Industrial Conglomerates–0.34%
3M Co.	2,146	200,243
Honeywell International, Inc.	2,089	400,253
		600,496
Industrial Gases–0.44%
Air Products and Chemicals, Inc.	593	159,600
Linde PLC	1,786	631,637
		791,237
Industrial Machinery & Supplies & Components–0.27%
Dover Corp.	347	46,266
Fortive Corp.	1,259	81,973
Illinois Tool Works, Inc.	763	166,891
Otis Worldwide Corp.	1,235	98,195
Parker-Hannifin Corp.	297	95,171
		488,496
Industrial REITs–0.07%
Prologis, Inc.	969	120,689
Insurance Brokers–0.57%
Aon PLC, Class A	925	285,168
Arthur J. Gallagher & Co.	1,066	213,552
Marsh & McLennan Cos., Inc.	2,423	419,615
Willis Towers Watson PLC	469	102,641
		1,020,976
Integrated Oil & Gas–1.83%
Chevron Corp.	5,769	868,927
Exxon Mobil Corp.	20,648	2,109,813
Occidental Petroleum Corp.	5,134	296,026
		3,274,766
Integrated Telecommunication Services–1.68%
AT&T, Inc.	86,381	1,358,773
Verizon Communications, Inc.	46,432	1,654,372
		3,013,145
Interactive Home Entertainment–0.41%
Activision Blizzard, Inc.(b)	5,044	404,529
Electronic Arts, Inc.	2,510	321,280
		725,809
Interactive Media & Services–4.43%
Alphabet, Inc., Class A(b)(c)	36,363	4,467,922
Meta Platforms, Inc., Class A(b)	12,780	3,383,122
Pinterest, Inc., Class A(b)	3,544	84,843
		7,935,887
Internet Services & Infrastructure–0.09%
Akamai Technologies, Inc.(b)	754	69,458
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Internet Services & Infrastructure–(continued)
VeriSign, Inc.(b)	440	$98,261
		167,719
Investment Banking & Brokerage–0.25%
Goldman Sachs Group, Inc. (The)	1,005	325,520
Morgan Stanley	1,379	112,747
		438,267
IT Consulting & Other Services–0.86%
Accenture PLC, Class A	1,409	431,041
Cognizant Technology Solutions Corp., Class A	1,343	83,924
International Business Machines Corp.	7,926	1,019,205
		1,534,170
Life & Health Insurance–0.15%
Aflac, Inc.	1,377	88,417
MetLife, Inc.	1,867	92,510
Principal Financial Group, Inc.	925	60,550
Prudential Financial, Inc.	404	31,791
		273,268
Life Sciences Tools & Services–0.46%
Agilent Technologies, Inc.	813	94,040
Danaher Corp.	1,029	236,279
IQVIA Holdings, Inc.(b)	190	37,413
Mettler-Toledo International, Inc.(b)	52	68,737
Thermo Fisher Scientific, Inc.	734	373,210
Waters Corp.(b)	84	21,102
		830,781
Managed Health Care–1.42%
Centene Corp.(b)	2,398	149,659
Elevance Health, Inc.	1,059	474,241
Humana, Inc.	696	349,302
UnitedHealth Group, Inc.	3,232	1,574,760
		2,547,962
Movies & Entertainment–0.10%
Liberty Media Corp.-Liberty Formula One, Class C(b)	1,132	79,693
Warner Bros Discovery, Inc.(b)	9,164	103,370
		183,063
Multi-Family Residential REITs–0.10%
AvalonBay Communities, Inc.	399	69,418
Equity Residential	997	60,618
Essex Property Trust, Inc.	182	39,323
		169,359
Multi-line Insurance–0.14%
American International Group, Inc.	2,939	155,267
Hartford Financial Services Group, Inc. (The)	1,281	87,774
		243,041
Multi-Sector Holdings–0.81%
Berkshire Hathaway, Inc., Class B(b)	4,521	1,451,603
Multi-Utilities–0.55%
Ameren Corp.	1,193	96,716
CMS Energy Corp.	848	49,167
Shares		Value
Multi-Utilities–(continued)
Consolidated Edison, Inc.	2,413	$225,133
Dominion Energy, Inc.	2,650	133,242
DTE Energy Co.	923	99,315
Public Service Enterprise Group, Inc.	1,542	92,134
Sempra Energy	983	141,090
WEC Energy Group, Inc.	1,662	145,176
		981,973
Office REITs–0.08%
Alexandria Real Estate Equities, Inc.	1,050	119,133
Boston Properties, Inc.	584	28,423
		147,556
Oil & Gas Equipment & Services–0.05%
Baker Hughes Co., Class A	1,555	42,374
Schlumberger N.V.	1,089	46,642
		89,016
Oil & Gas Exploration & Production–0.64%
ConocoPhillips	4,808	477,434
Coterra Energy, Inc.	4,219	98,092
Devon Energy Corp.	1,760	81,136
Diamondback Energy, Inc.	632	80,359
EOG Resources, Inc.	1,264	135,615
Hess Corp.	819	103,743
Pioneer Natural Resources Co.	842	167,928
		1,144,307
Oil & Gas Refining & Marketing–0.47%
Marathon Petroleum Corp.	3,991	418,696
Phillips 66	2,194	200,992
Valero Energy Corp.	2,030	217,291
		836,979
Oil & Gas Storage & Transportation–0.17%
Cheniere Energy, Inc.	725	101,333
Kinder Morgan, Inc.	7,674	123,628
Williams Cos., Inc. (The)	2,674	76,637
		301,598
Other Specialized REITs–0.09%
VICI Properties, Inc.	5,397	166,929
Other Specialty Retail–0.07%
Ulta Beauty, Inc.(b)	287	117,621
Packaged Foods & Meats–0.83%
Campbell Soup Co.	1,234	62,379
Conagra Brands, Inc.	1,604	55,931
General Mills, Inc.	3,936	331,254
Hershey Co. (The)	833	216,330
Hormel Foods Corp.	2,055	78,604
JM Smucker Co. (The)	687	100,707
Kellogg Co.	2,157	144,023
Kraft Heinz Co. (The)	4,185	159,950
Mondelez International, Inc., Class A	3,151	231,315
Tyson Foods, Inc., Class A	2,145	108,623
		1,489,116
Paper & Plastic Packaging Products & Materials–0.06%
Amcor PLC	5,945	57,310
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Paper & Plastic Packaging Products & Materials–(continued)
International Paper Co.	1,770	$52,109
		109,419
Personal Care Products–0.02%
Estee Lauder Cos., Inc. (The), Class A	214	39,382
Pharmaceuticals–3.30%
Bristol-Myers Squibb Co.	8,838	569,521
Eli Lilly and Co.	3,779	1,622,929
Johnson & Johnson	8,257	1,280,330
Merck & Co., Inc.	14,055	1,551,812
Pfizer, Inc.	19,255	732,075
Royalty Pharma PLC, Class A	1,436	47,015
Zoetis, Inc.	570	92,916
		5,896,598
Property & Casualty Insurance–0.65%
Allstate Corp. (The)	1,498	162,458
Chubb Ltd.	1,647	306,013
Markel Group, Inc.(b)	38	49,960
Progressive Corp. (The)	3,238	414,172
Travelers Cos., Inc. (The)	1,401	237,105
		1,169,708
Rail Transportation–0.40%
CSX Corp.	7,703	236,251
Norfolk Southern Corp.	748	155,719
Union Pacific Corp.	1,706	328,439
		720,409
Real Estate Services–0.04%
CBRE Group, Inc., Class A(b)	986	73,871
Regional Banks–0.10%
M&T Bank Corp.	386	45,996
Regions Financial Corp.	2,227	38,460
Truist Financial Corp.	2,852	86,900
		171,356
Research & Consulting Services–0.16%
CoStar Group, Inc.(b)	3,502	278,059
Restaurants–0.88%
Chipotle Mexican Grill, Inc.(b)	74	153,660
McDonald’s Corp.	3,643	1,038,656
Starbucks Corp.	2,842	277,493
Yum! Brands, Inc.	804	103,467
		1,573,276
Retail REITs–0.08%
Realty Income Corp.	1,835	109,073
Simon Property Group, Inc.	328	34,489
		143,562
Self-Storage REITs–0.11%
Extra Space Storage, Inc.	417	60,161
Public Storage	478	135,417
		195,578
Semiconductor Materials & Equipment–0.45%
Applied Materials, Inc.	2,274	303,124
Enphase Energy, Inc.(b)	472	82,071
Shares		Value
Semiconductor Materials & Equipment–(continued)
KLA Corp.	426	$188,714
Lam Research Corp.	366	225,712
		799,621
Semiconductors–2.87%
Advanced Micro Devices, Inc.(b)	2,035	240,557
Analog Devices, Inc.	3,609	641,283
Broadcom, Inc.	1,523	1,230,523
GLOBALFOUNDRIES, Inc.(b)	600	34,998
Microchip Technology, Inc.	951	71,572
Micron Technology, Inc.	4,452	303,626
NVIDIA Corp.	1,875	709,388
ON Semiconductor Corp.(b)	3,665	306,394
QUALCOMM, Inc.	2,973	337,168
Skyworks Solutions, Inc.	556	57,552
Texas Instruments, Inc.	6,943	1,207,249
		5,140,310
Soft Drinks & Non-alcoholic Beverages–0.92%
Coca-Cola Co. (The)	8,959	534,494
Keurig Dr Pepper, Inc.	3,313	103,101
Monster Beverage Corp.(b)	1,744	102,233
PepsiCo, Inc.	4,973	906,826
		1,646,654
Specialty Chemicals–0.12%
Albemarle Corp.	497	96,185
Celanese Corp.	369	38,383
DuPont de Nemours, Inc.	1,302	87,481
		222,049
Steel–0.27%
Nucor Corp.	3,593	474,492
Systems Software–3.09%
Crowdstrike Holdings, Inc., Class A(b)	962	154,045
Fortinet, Inc.(b)	1,039	70,995
Gen Digital, Inc.	1,052	18,452
Microsoft Corp.	10,568	3,470,426
Oracle Corp.	11,456	1,213,649
Palo Alto Networks, Inc.(b)	1,896	404,587
ServiceNow, Inc.(b)	236	128,568
VMware, Inc., Class A(b)	562	76,595
		5,537,317
Technology Hardware, Storage & Peripherals–1.28%
Apple, Inc.	11,408	2,022,068
Hewlett Packard Enterprise Co.	5,353	77,190
HP, Inc.	3,255	94,591
NetApp, Inc.	382	25,346
Seagate Technology Holdings PLC	633	38,043
Western Digital Corp.(b)	663	25,678
		2,282,916
Telecom Tower REITs–0.22%
American Tower Corp.	804	148,290
Crown Castle, Inc.	1,153	130,531
SBA Communications Corp., Class A	516	114,438
		393,259
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Timber REITs–0.07%
Weyerhaeuser Co.	4,280	$122,665
Tobacco–0.51%
Altria Group, Inc.	10,788	479,203
Philip Morris International, Inc.	4,792	431,328
		910,531
Trading Companies & Distributors–0.11%
Fastenal Co.	1,843	99,245
W.W. Grainger, Inc.	142	92,161
		191,406
Transaction & Payment Processing Services–1.09%
Fidelity National Information Services, Inc.	1,802	98,335
Fiserv, Inc.(b)	2,554	286,533
FleetCor Technologies, Inc.(b)	293	66,379
Global Payments, Inc.	1,157	113,027
Mastercard, Inc., Class A(c)	1,000	365,020
PayPal Holdings, Inc.(b)	2,640	163,654
Visa, Inc., Class A(c)	3,851	851,187
		1,944,135
Water Utilities–0.04%
American Water Works Co., Inc.	541	78,147
Wireless Telecommunication Services–0.40%
T-Mobile US, Inc.(b)	5,231	717,955
Total Common Stocks & Other Equity Interests (Cost $90,440,846)		94,031,948
Principal Amount
Equity Linked Notes–32.90%
Diversified Banks–28.56%
Bank of Montreal (S&P 500® Index) (Canada),
22.56%, 06/12/2023(d)	$3,898,000	3,917,148
25.59%, 06/15/2023(d)	3,891,000	3,893,364
BNP Paribas Issuance B.V. (S&P 500® Index) (France),
23.10%, 06/26/2023(d)	3,920,000	3,866,089
23.82%, 06/29/2023(d)	4,003,000	3,921,906
Canadian Imperial Bank of Commerce (S&P 500® Index) (Canada),
22.25%, 06/05/2023(d)	3,860,000	3,891,817
21.25%, 06/28/2023(d)	4,006,000	3,931,475
23.15%, 07/07/2023(d)	3,976,000	3,976,000
Citigroup, Inc. (S&P 500® Index), 24.48%, 06/08/2023(d)	3,925,000	3,960,165
J.P. Morgan Structured Products B.V. (S&P 500® Index), 22.34%, 06/20/2023(d)	3,919,000	3,923,549
Principal Amount		Value
Diversified Banks–(continued)
Merrill Lynch International & Co. C.V. (S&P 500® Index), 22.80%, 07/03/2023(d)	$4,008,000	$3,990,623
Royal Bank of Canada (S&P 500® Index) (Canada),
25.25%, 06/07/2023(d)	3,946,000	3,986,102
20.62%, 07/06/2023(d)	3,972,000	3,864,031
Societe Generale S.A. (S&P 500® Index) (France), 22.35%, 06/01/2023	3,924,000	3,985,736
		51,108,005
Investment Banking & Brokerage–4.34%
Goldman Sachs Group, Inc. (The) (S&P 500® Index), 22.50%, 06/14/2023(d)	3,927,000	3,919,964
Goldman Sachs International (S&P 500® Index), 20.67%, 06/22/2023(d)	3,881,000	3,854,574
		7,774,538
Total Equity Linked Notes (Cost $59,056,000)		58,882,543
Shares
Money Market Funds–20.86%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(e)(f)	13,127,087	13,127,087
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(e)(f)	9,200,176	9,201,096
Invesco Treasury Portfolio, Institutional Class, 5.04%(e)(f)	15,002,385	15,002,385
Total Money Market Funds (Cost $37,329,337)		37,330,568
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-106.29% (Cost $186,826,183)		190,245,059
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.43%
Invesco Private Government Fund, 5.10%(e)(f)(g)	1,720,227	1,720,227
Invesco Private Prime Fund, 5.22%(e)(f)(g)	4,424,248	4,423,805
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,144,181)		6,144,032
TOTAL INVESTMENTS IN SECURITIES–109.72% (Cost $192,970,364)		196,389,091
OTHER ASSETS LESS LIABILITIES—(9.72)%		(17,400,958)
NET ASSETS–100.00%		$178,988,133
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $54,896,807, which represented 30.67% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,724,904	$27,464,534	$(27,062,351)	$-	$-	$13,127,087	$378,937
Invesco Liquid Assets Portfolio, Institutional Class	8,914,335	19,617,525	(19,330,251)	(1,977)	1,464	9,201,096	273,395
Invesco Treasury Portfolio, Institutional Class	14,542,747	31,388,040	(30,928,402)	-	-	15,002,385	432,338
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	578,617	27,240,108	(26,098,498)	-	-	1,720,227	33,643*
Invesco Private Prime Fund	1,487,872	59,192,648	(56,255,914)	(149)	(652)	4,423,805	91,209*
Total	$38,248,475	$164,902,855	$(159,675,416)	$(2,126)	$812	$43,474,600	$1,209,522

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$94,031,948	$—	$—	$94,031,948
Equity Linked Notes	—	58,882,543	—	58,882,543
Money Market Funds	37,330,568	6,144,032	—	43,474,600
Total Investments	$131,362,516	$65,026,575	$—	$196,389,091
Invesco Income Advantage U.S. Fund